Loans and advances and deposits at amortised cost	12 Months Ended
Dec. 31, 2018
Loans and advances and deposits at amortised cost
Loans and advances and deposits at amortised cost

The notes included in this section focus on instruments that are held at amortised cost arising from the Barclays Bank Group’s retail and wholesale lending including loans and advances, deposits and finance leases. Details regarding the Barclays Bank Group’s liquidity and capital position can be found on pages 00 to 00.

	The Group		The Bank
	2018	2017	2018	2017
As at 31 December	£m	£m	£m	£m
Gross loans and advances at amortised cost		329,242		367,804
Less: allowance for impairment		(4,652)		(3,131)
Loans and advances at amortised cost	-	324,590	-	364,673

Gross cash collateral and settlement balances		77,172		61,542
Less: allowance for impairment		-		-
Cash collateral and settlement balances	-	77,172	-	61,542